Other Accrued Liabilities (Details) - USD ($)	Jul. 03, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Accrued Liabilities Details
Total due		$ 334,000
Less current portion	$ (254,000)	(187,000)
Long-term, less current portion		$ 147,000